SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 JPY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maturity period	90 days
Interest costs incurred	$ 56.4	$ 69.9	$ 19.2
Interest costs capitalized	$ 1.9	3.0	1.1
Land use rights, weighted-Average Amortization years	50 years
Impairment charge of long-lived assets	$ 4.5	0.0	0.8
Advertising expenses	$ 2.4	1.9	2.5
Description of product warranty	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the management accrued warranty costs for the Q CELLS Group for the 25 years of warranty period based on 0.5% of the production costs of PV modules for the years ended December 31, 2014 and 2015 and the three months ending March 31, 2016. The SolarOne Group also accrued for warranty costs for the two to 12-year warranty against technical defects based on 1% of revenue for PV modules for the same period. Furthermore, no warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the SolarOne Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.
Government subsidies as offset to its operating expenses		0.8	2.5
Long Term Payable	$ 7.1	7.1
Rent Expense	$ 3.9	$ 3.0	$ 1.5
Concentration of major top five suppliers as a percentage of total advance to suppliers	50.90%	48.60%
Percentage of revenue from top five major customer	55.80%	35.30%	60.80%
Percentage of purchases from five largest suppliers	31.50%	42.40%	60.50%
Net Decrease In Depreciation Expense	$ 9.4
Increase In Net Income Due To Decrease In Depreciation Expense	$ 9.4
Increase In Earnings Per Share Due To Decrease In Depreciation Expense, Basic and Diluted | $ / shares	$ 0.00
Increase In Amortisation Expense	$ 13.2
Decrease In Net Income	13.2
Net Decrease In Selling Expense	8.1
Increase In Net Income Due To Decrease In Selling Expense	$ 8.1
Increase In Earnings Per Share Due To Decrease In Selling Expense, Basic and Diluted | $ / shares	$ 0.00
Standard Product Warranty Description	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the management accrued warranty costs for the Q CELLS Group for the 25 years of warranty period based on 0.5% of the production costs of PV modules for the years ended December 31, 2014 and 2015 and the three months ending March 31, 2016. The SolarOne Group also accrued for warranty costs for the two to 12-year warranty against technical defects based on 1% of revenue for PV modules for the same period. Furthermore, no warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the SolarOne Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.
Accounts Receivable [Member] | Four Customers [Member]
Significant Accounting Policies [Line Items]
Long-Lived Assets	38.00%	33.00%
PRC [Member]
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 137.9
Percentage of cash and cash equivalent to cash and bank deposits	35.40%			35.40%
Germany [Member]
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 66.0
Percentage of cash and cash equivalent to cash and bank deposits	16.90%			16.90%
Malaysia [Member]
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 8.9
Percentage of cash and cash equivalent to cash and bank deposits	2.30%			2.30%
UNITED STATES
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 74.6
Percentage of cash and cash equivalent to cash and bank deposits	19.10%			19.10%
KOREA, REPUBLIC OF
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 67.8
Percentage of cash and cash equivalent to cash and bank deposits	17.40%			17.40%
Q CELLS [Member]
Significant Accounting Policies [Line Items]
Insurance covers percentage of loss in event of default by customer	90.00%
Description of product warranty	Q CELLS Group provides the following warranties on its products to its customers: a 12 year product warranty in which the Group warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Group warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date.
Product Warranty accruals based production costs of PV modules			0.50%
Standard Product Warranty Description	Q CELLS Group provides the following warranties on its products to its customers: a 12 year product warranty in which the Group warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Group warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date.
Solar One Group [Member]
Significant Accounting Policies [Line Items]
Description of product warranty	From January 1, 2012, the standard warranty of SolarOne Group provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 97% of the nominal power generation capacity for multicrystalline PV modules and 96% of the nominal power generation capacity for monocrystalline PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity. Since January 2015, SolarOne Group updated the 25-year linear warranty, which guarantees no less than 97.5% of the nominal power generation capacity for its multicrystalline PV modules in the first year, and an annual output degradation of no more than 0.7% thereafter. By the end of the 25th year, the actual power output shall be no less than 82% of the nominal power generation capacity.
Standard Product Warranty Description	From January 1, 2012, the standard warranty of SolarOne Group provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 97% of the nominal power generation capacity for multicrystalline PV modules and 96% of the nominal power generation capacity for monocrystalline PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity. Since January 2015, SolarOne Group updated the 25-year linear warranty, which guarantees no less than 97.5% of the nominal power generation capacity for its multicrystalline PV modules in the first year, and an annual output degradation of no more than 0.7% thereafter. By the end of the 25th year, the actual power output shall be no less than 82% of the nominal power generation capacity.
Not designated as hedging instrument [Member]
Significant Accounting Policies [Line Items]
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments	$ 16.0	$ 3,432.0		¥ 1,800.0
Minimum [Member] | Q CELLS [Member]
Significant Accounting Policies [Line Items]
Insurance covers percentage of loss in event of default by customer	70.00%
Maximum [Member] | Q CELLS [Member]
Significant Accounting Policies [Line Items]
Insurance covers percentage of loss in event of default by customer	90.00%
Interest rate swap derivative contracts [Member]
Significant Accounting Policies [Line Items]
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments	$ 440.2	$ 38.0